Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2019
Exploration For And Evaluation Of Mineral Resources [Abstract]
Detailed information about exploration and evaluation assets

	Exploration and Production			Oil Sands Mining and Upgrading	Total
	North America	North Sea	Offshore Africa
Cost
At December 31, 2017	$2,282	$—	$91	$259	$2,632
Additions	245	—	35	222	502
Transfers to property, plant and equipment	(175)	—	—	(222)	(397)
Disposals/derecognitions and other	(4)	—	(89)	(7)	(100)
At December 31, 2018	2,348	—	37	252	2,637
Additions	38	—	33	—	71
Acquisition of Devon assets (note 7)	91	—	—	—	91
Transfers to property, plant and equipment	(219)	—	—	—	(219)
Foreign exchange adjustments	—	—	(1)	—	(1)
At December 31, 2019	$2,258	$—	$69	$252	$2,579